Intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets are analyzed as follows:
	March 31,
	2019	2020
	$ in thousands	$ in thousands

Cost	5,951	5,566
Less: accumulated amortization	(3,613)	(3,636)

	2,338	1,930

Components of other intangible assets

The components of intangible assets are as follows:

	March 31,
	2019	2020
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,014	780
Land use right of factory land in Xinxing, Guangdong, PRC	1,324	1,150

	2,338	1,930

Schedule of amortization expenses

As of March 31, 2020, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending March 31,	$ in thousands

2021	257
2022	257
2023	257
2024	257
2025	194
Thereafter	708

Total	1,930